CONSOLIDATED STATEMENTS OF STOCKHOLDERS? EQUITY (DEFICIT) - USD ($) $ in Thousands		Total		Common Stock		Treasury Stock		Additional Paid-in Capital		Accumulated Deficit	Conversion from Class B common stock	[4]	Conversion from Class B common stock Common Stock	[4]	Conversion from Class B common stock Additional Paid-in Capital	[1],[4]	Private Placement	Private Placement Common Stock		Private Placement Additional Paid-in Capital	[1]	Sprott Credit Agreement	Sprott Credit Agreement Common Stock	Sprott Credit Agreement Additional Paid-in Capital	[1]	Public Offering Warrants	Public Offering Warrants Common Stock		Public Offering Warrants Additional Paid-in Capital [1]	2.0 Lien Notes to common stock	[5]	2.0 Lien Notes to common stock Common Stock	[5]	2.0 Lien Notes to common stock Treasury Stock	[5]	2.0 Lien Notes to common stock Additional Paid-in Capital	[1],[5]	2.0 Lien Notes to common stock Accumulated Deficit	[5]	1.5 Lien Notes into common stock	1.5 Lien Notes into common stock Common Stock		1.5 Lien Notes into common stock Additional Paid-in Capital	[1]	1.5 Lien Notes into common stock Accumulated Deficit	1.25 Lien Notes into common stock	1.25 Lien Notes into common stock Common Stock	1.25 Lien Notes into common stock Additional Paid-in Capital	[1]
Beginning balance (in shares) at Dec. 31, 2018	[1]			307,831		17,927
Beginning balance at Dec. 31, 2018		$ (340,356)		$ 0	[1]	$ 0	[1]	$ 5,187	[1]	$ (345,543)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	[1]			37,600
Share repurchased (in shares)	[1]					4,176
Net loss		(98,895)								(98,895)
Ending balance (in shares) at Dec. 31, 2019	[1],[2]			345,431		22,103
Ending balance at Dec. 31, 2019		(439,251)	[3]	$ 0	[1],[2]	$ 0	[1],[2]	5,187	[1],[2]	(444,438)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(34,618)								(34,618)
Ending balance (in shares) at Mar. 31, 2020	[2]			345,431		22,103
Ending balance at Mar. 31, 2020		(473,869)		$ 0	[2]	$ 0	[2]	5,187	[2]	(479,056)
Beginning balance (in shares) at Dec. 31, 2019	[1],[2]			345,431		22,103
Beginning balance at Dec. 31, 2019		(439,251)	[3]	$ 0	[1],[2]	$ 0	[1],[2]	5,187	[1],[2]	(444,438)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon conversion (in shares)	[1]												4,813,180																			14,795,153		(22,103)							16,025,316						4,845,920
Shares issued upon conversion											$ 12,814				$ 12,814															$ 220,859		$ 2	[1]			$ 146,217		$ 74,640		$ 145,685	$ 2	[1]	$ 160,252		$ (14,569)	$ 48,459		$ 48,459
Shares issued (in shares)	[1]			101														7,596,309					496,634				9,583,334
Shares issued		1						1	[1]								$ 75,963	$ 1	[1]	$ 75,962		$ 6,282		$ 6,282		$ 83,514	$ 1	[1]	$ 83,513
Unredeemed SPAC shares of MUDS public stockholders (in shares)	[1]			1,197,704
Unredeemed SPAC shares of MUDS public stockholders		3,723						3,723	[1]
Common shares issued to underwriter (in shares)	[1]			44,395
Common shares issued to underwriter		444						444	[1]
Vesting of restricted stock		1,800						1,802	[1],[6]
Equity issuance costs		(8,255)						(8,255)	[1]
Stock-based compensation costs		388						388	[1]
Private Warrants transferred to Public Warrants	[7]																									$ 581			$ 581
Shares issued under stock-based compensation program (in shares)	[1]			157,829
Net loss		(136,392)								(136,392)
Ending balance (in shares) at Dec. 31, 2020	[1]			59,901,306		0
Ending balance at Dec. 31, 2020		16,617	[3]	$ 6	[1]	$ 0	[1]	537,370	[1]	(520,759)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock	[8]	115						115
Stock-based compensation costs		507						507	[2]
Net loss		(9,688)								(9,688)
Ending balance (in shares) at Mar. 31, 2021	[2]			59,901,306		0
Ending balance at Mar. 31, 2021		$ 7,551		$ 6	[2]	$ 0	[2]	$ 537,992	[2]	$ (530,447)

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.
[2]	Retroactively restated January 1, 2020 and March 31, 2020 for the reverse recapitalization as described in Note 3 - Recapitalization Transaction, and the restated reclassification of the Company's 5-Year Private Warrants as described in Note 11 - Warrant Liabilities.
[3]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.
[4]	Includes forward purchase contract proceeds of $25.0 million less $12.2 million for the fair value of 5-Year Private Warrants.
[5]	Includes 3,511,820 shares of HYMC common stock received by Seller that were surrendered by the Company.
[6]	As of December 31, 2020 there were 21,256 unissued shares underlying restricted stock units that had vested.
[7]	5-Year Private Warrants totaling 351,585 warrants were transferred to an Unrelated Third-Party (as such term is defined herein) in the 2020 third quarter. The terms of the warrant once transferred to the Unrelated Third Party are substantially the same as 5-Year Public Warrants and were reclassified from a liability to Stockholders’ Equity.
[8]	As of March 31, 2021, there were 16,441 unissued shares underlying restricted stock units that had vested.